Portfolio of Investments April 30, 2026
JFR
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 154.2% (94.9% of Total Investments)
ASSET-BACKED SECURITIES - 0.2% (0.1% of Total Investments) –
$ 750,000 (a),(b) Battalion CLO XI Ltd, Series 2017 11A, (TSFR3M + 7.112%) 8.034% 04/24/34 $ 630,373
2,500,000 (a),(b) Rockford Tower CLO 2017-3 Ltd, Series 2017 3A, (TSFR3M +
6.012%)
6.813 10/20/30 2,297,672
TOTAL ASSET-BACKED SECURITIES
(Cost $3,152,019) 2,928,045
SHARES DESCRIPTION VALUE
12436501 COMMON STOCKS - 0.9% (0.6% of Total Investments) 12436501
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
4,865 (c) TNT Crane & Rigging, Inc 122
8,626 (c) TNT Crane & Rigging, Inc 86
TOTAL CAPITAL GOODS 208
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0% (0.0% of Total
Investments)
749 (c),(d) Belk, Inc 5,992
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,992
CONSUMER SERVICES - 0.1% (0.1% of Total Investments)
57,279 (c) Cengage Learning Holdings II, Inc 1,059,662
331 (c) Crown Finance US, Inc 6,801
TOTAL CONSUMER SERVICES 1,066,463
ENERGY - 0.5% (0.3% of Total Investments)
42,689 Chord Energy Corp 6,215,518
TOTAL ENERGY 6,215,518
HEALTH CARE EQUIPMENT & SERVICES - 0.0% (0.0% of Total Investments)
195,344 (c) Onex Carestream Finance LP 48,836
TOTAL HEALTH CARE EQUIPMENT & SERVICES 48,836
MATERIALS - 0.0% (0.0% of Total Investments)
35,667 (c) Kleopatra Finco Sarl 49,814
35,667 (c) Kleopatra Finco Sarl 49,814
35,667 (c) Kleopatra Finco Sarl 49,814
35,667 (c) Kleopatra Finco Sarl 49,814
35,667 (c) Kleopatra Finco Sarl 49,814
35,667 (c) Kleopatra Finco Sarl 49,814
35,667 (c) Kleopatra Finco Sarl , Class A 49,815
35,667 (c) Kleopatra Finco Sarl , Class B 49,814
35,667 (c) Kleopatra Finco Sarl , Class C 49,814
80 LyondellBasell Industries NV, Class A 5,968
TOTAL MATERIALS 454,295
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0% (0.0% of Total
Investments)
60,637 (c) Bright Bidco BV 19,221
44,390 (c) Bright Bidco BV 14,072
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 33,293
SOFTWARE & SERVICES - 0.0% (0.0% of Total Investments)
573 (c),(d) Bloom Parent, Inc 572,645
TOTAL SOFTWARE & SERVICES 572,645
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0% (0.0% of Total Investments)
8,348 (c) MLN US Holdco LLC 417
63,304 (c) Riverbed Technology LLC 633
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,050
TELECOMMUNICATION SERVICES - 0.3% (0.2% of Total Investments)
141,594 (c) Altice France Lux 3 2,883,253
91,620 (c) Uniti Group, Inc 1,083,865
TOTAL TELECOMMUNICATION SERVICES 3,967,118

Portfolio of Investments April 30, 2026
(continued)
JFR

SHARES DESCRIPTION VALUE
TRANSPORTATION - 0.0% (0.0% of Total Investments)
2,293 (c) ACBL HLDG CORP $ 71,083
TOTAL TRANSPORTATION 71,083
TOTAL COMMON STOCKS
(Cost $23,208,161) 12,436,501
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
199494914 CORPORATE BONDS - 14.7% (9.1% of Total Investments) (e) 199494914
AUTOMOBILES & COMPONENTS - 0.2% (0.1% of Total Investments)
$ 3,090,000 (b) Dexko Global Inc 7.500% 04/15/32 2,780,289
TOTAL AUTOMOBILES & COMPONENTS 2,780,289
CAPITAL GOODS - 0.5% (0.3% of Total Investments)
3,110,000 (b) Camelot Return Merger Sub Inc 8.750 08/01/28 1,982,567
4,537,000 TransDigm Inc 4.625 01/15/29 4,476,971
TOTAL CAPITAL GOODS 6,459,538
COMMERCIAL & PROFESSIONAL SERVICES - 0.6% (0.4% of Total Investments)
2,000,000 (b) Allied Universal Holdco LLC 7.875 02/15/31 2,097,744
2,000,000 (b) Madison IAQ LLC 4.125 06/30/28 1,972,132
4,750,000 (b) Prime Security Services Borrower LLC / Prime Finance Inc 3.375 08/31/27 4,657,474
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,727,350
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2% (0.1% of Total
Investments)
1,500,000 (b) Carvana Co 9.000 06/01/30 1,560,380
900,000 (b) Wand NewCo 3 Inc 7.625 01/30/32 936,929
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,497,309
CONSUMER SERVICES - 0.9% (0.6% of Total Investments)
10,261,000 (b) 1011778 BC ULC / New Red Finance Inc 4.000 10/15/30 9,761,888
1,807,000 (b) 1011778 BC ULC / New Red Finance Inc 3.500 02/15/29 1,741,113
1,000,000 (b) Premier Entertainment Sub LLC / Premier Entertainment
Finance Corp
5.625 09/01/29 651,651
TOTAL CONSUMER SERVICES 12,154,652
ENERGY - 0.9% (0.6% of Total Investments)
1,260,000 (b) Borr IHC Ltd / Borr Finance LLC 10.000 11/15/28 1,316,321
1,000,000 (b) EG Global Finance PLC 12.000 11/30/28 1,066,739
1,799,000 (b) Hilcorp Energy I LP / Hilcorp Finance Co 6.250 11/01/28 1,808,511
6,000,000 PBF Holding Co LLC / PBF Finance Corp 6.000 02/15/28 5,994,789
2,000,000 (b),(f),(g) Venture Global LNG Inc 9.000 N/A 1,978,085
TOTAL ENERGY 12,164,445
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.5% (1.0% of Total
Investments)
9,750,000 American Tower Corp 2.950 01/15/51 6,049,782
5,920,000 (b),(h) Office Properties Income Trust 9.000 03/31/29 5,964,400
3,500,000 (b) Office Properties Income Trust 9.000 09/30/29 2,870,000
1,200,000 Service Properties Trust 8.875 06/15/32 1,231,426
5,000,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6.500 02/15/29 4,912,579
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 21,028,187
FOOD, BEVERAGE & TOBACCO - 0.5% (0.3% of Total Investments)
2,147,000 (b) Froneri Lux FinCo SARL 6.000 08/01/32 2,123,449
4,125,000 (b) Primo Water Holdings Inc / Triton Water Holdings Inc 4.375 04/30/29 4,025,568
TOTAL FOOD, BEVERAGE & TOBACCO 6,149,017
HEALTH CARE EQUIPMENT & SERVICES - 1.6% (1.0% of Total Investments)
5,025,000 (b) Medline Borrower LP 3.875 04/01/29 4,882,101
1,980,000 (b) Medline Borrower LP 5.250 10/01/29 1,970,517
9,284,873 (b) Team Health Holdings Inc , (cash 9.000%, PIK 4.500%) 9.000 06/30/28 9,760,723
1,930,000 (b) Team Health Holdings Inc 8.375 06/30/28 1,936,524
2,636,000 Tenet Healthcare Corp 6.125 10/01/28 2,642,640
TOTAL HEALTH CARE EQUIPMENT & SERVICES 21,192,505

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.2% (0.1% of Total Investments)
$ 935,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.250% 10/15/27 $ 920,544
1,825,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750 04/15/28 1,845,882
TOTAL INSURANCE 2,766,426
MATERIALS - 0.3% (0.2% of Total Investments)
1,000,000 Ball Corp 6.000 06/15/29 1,017,344
2,000,000 (b) Consolidated Energy Finance SA 5.625 10/15/28 1,900,000
1,149,000 (b) Qnity Electronics Inc 5.750 08/15/32 1,160,055
TOTAL MATERIALS 4,077,399
MEDIA & ENTERTAINMENT - 2.3% (1.4% of Total Investments)
710,077 (b) Advantage Sales & Marketing Inc 9.000 11/15/30 566,379
13,000,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500 03/01/42 8,850,453
2,270,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 10.000 02/15/31 2,361,912
3,000,000 (b) DISH DBS Corp 5.750 12/01/28 2,947,471
974,647 (b) iHeartCommunications Inc 9.125 05/01/29 976,465
5,882,000 (b) McGraw-Hill Education Inc 5.750 08/01/28 5,837,378
3,120,000 (b) Neptune Bidco US Inc 9.500 02/15/33 3,122,476
1,000,000 (b) Nexstar Media Inc 6.500 09/15/33 1,007,696
1,000,000 (b) Scripps Escrow II Inc 3.875 01/15/29 947,538
4,000,000 (b) Sinclair Television Group Inc 8.125 02/15/33 4,142,280
1,824,000 (b) Telesat Canada / Telesat LLC 6.500 10/15/27 1,094,401
TOTAL MEDIA & ENTERTAINMENT 31,854,449
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4% (0.2% of Total
Investments)
1,185,000 (b) 1261229 BC Ltd 10.000 04/15/32 1,223,842
2,000,000 (b) GENMAB A/S/GENMAB FINANCE LLC 6.250 12/15/32 2,052,500
2,000,000 (b) Jazz Securities DAC 4.375 01/15/29 1,955,976
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,232,318
SOFTWARE & SERVICES - 0.5% (0.3% of Total Investments)
1,500,000 (b) Cloud Software Group Inc 6.500 03/31/29 1,460,484
1,975,000 (b) Cloud Software Group Inc 8.250 06/30/32 1,876,324
1,000,000 (b) Open Text Holdings Inc 4.125 12/01/31 853,874
5,518,515 (b) Rackspace Finance LLC 3.500 05/15/28 2,717,869
TOTAL SOFTWARE & SERVICES 6,908,551
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1% (0.1% of Total Investments)
1,250,000 (b) Viasat Inc 7.500 05/30/31 1,252,753
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,252,753
TELECOMMUNICATION SERVICES - 2.6% (1.6% of Total Investments)
2,124,963 (b) Altice France SA 6.875 07/15/32 2,090,240
1,500,000 (b) Connect Holding II LLC 10.500 04/03/31 1,528,550
2,108,000 EchoStar Corp, (cash 6.750%, PIK 6.750%) 6.750 11/30/30 2,138,813
8,622,000 EchoStar Corp 10.750 11/30/29 9,361,357
2,250,000 Frontier Communications Holdings LLC 5.875 11/01/29 2,261,313
3,022,000 (b) Frontier Communications Holdings LLC 6.000 01/15/30 3,038,690
2,400,000 (b) Level 3 Financing Inc 8.500 01/15/36 2,570,426
365,000 (b) Telesat Canada / Telesat LLC 5.625 12/06/26 312,075
585 (d),(f) Uniti Group Inc 11.000 N/A 632,573
7,611,410 (b) Zayo Group Holdings Inc , (cash 5.750%, PIK 0.500%) 9.250 03/09/30 7,615,216
4,284,432 (b) Zayo Group Holdings Inc , (cash 7.125%, PIK 1.875%) 13.750 09/09/30 4,224,450
TOTAL TELECOMMUNICATION SERVICES 35,773,703
TRANSPORTATION - 0.4% (0.2% of Total Investments)
3,025,000 Delta Air Lines Inc 3.750 10/28/29 2,912,478
2,377,000 (b) United Airlines Inc 4.625 04/15/29 2,346,397
TOTAL TRANSPORTATION 5,258,875
UTILITIES - 1.0% (0.6% of Total Investments)
3,060,000 Pacific Gas and Electric Co 4.550 07/01/30 3,025,539
1 Pacific Gas and Electric Co 4.500 07/01/40 1
6,028,000 PG&E Corp 5.000 07/01/28 5,998,500
950,000 PG&E Corp 5.250 07/01/30 940,467
1,185,000 (b) Talen Energy Supply LLC 6.250 02/01/34 1,176,156

Portfolio of Investments April 30, 2026
(continued)
JFR

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,980,000 (b) Vistra Operations Co LLC 7.750% 10/15/31 $ 2,076,485
TOTAL UTILITIES 13,217,148
TOTAL CORPORATE BONDS
(Cost $194,726,100) 199,494,914
SHARES DESCRIPTION VALUE
1,002,800 EXCHANGE-TRADED FUNDS - 0.1% (0.0% of Total Investments) 1,002,800
40,000 Nuveen AA-BBB CLO ETF 1,002,800
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,002,600) 1,002,800
SHARES DESCRIPTION RATE VALUE
339,920 PREFERRED STOCK - 0.0% (0.0% of Total Investments) 339,920
TRANSPORTATION - 0.0% (0.0% of Total Investments)
9,712 (c) ACBL HLDG CORP 0.000 339,920
TOTAL TRANSPORTATION 339,920
TOTAL PREFERRED STOCK
(Cost $296,216) 339,920
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1871856543 VARIABLE RATE SENIOR LOAN INTERESTS - 138.2% (85.1% of Total Investments) 1871856543
AUTOMOBILES & COMPONENTS - 1.4% (0.9% of Total Investments)
1,027,381 (a) Adient US LLC, Term Loan B2, (TSFR1M + 2.000%) 5.652 01/29/31 1,030,375
3,034,625 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6.152 05/06/30 3,051,695
7,395,359 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6.402 01/28/32 7,440,064
8,196,760 (a),( i ) DexKo Global Inc., Term Loan B, (TSFR3M + 4.500%) 8.147 10/20/31 7,810,816
TOTAL AUTOMOBILES & COMPONENTS 19,332,950
CAPITAL GOODS - 15.7% (9.7% of Total Investments)
5,976,510 (a) ACProducts , Inc., Term Loan B, (TSFR3M + 4.250%) 8.211 05/17/28 4,865,805
151,928 (a),(j) Air Comm Corporation, LLC, Delayed Draw Term Loan 1.000 12/11/31 152,735
3,108,753 (a) Air Comm Corporation, LLC, Term Loan, (TSFR3M + 2.750%) 6.436 12/11/31 3,125,261
1,097,236 (a) Albion Financing 3 SARL, Term Loan, (TSFR3M + 3.000%) 6.664 05/21/31 1,103,957
2,500,000 (a) Allison Transmission, Inc., Incremental Term Loan B, (TSFR1M +
1.750%)
5.402 01/03/33 2,518,088
4,278,000 (a) Amentum Holdings, Inc., Term Loan B, (TSFR1M + 1.750%) 5.402 09/29/31 4,287,369
2,721,884 (a),( i ) American Trailer World Corp., Term Loan B, (TSFR1M +
3.750%)
7.502 03/03/28 2,055,703
1,612,931 (a) Artera Services, LLC, Term Loan, (TSFR1M + 4.500%) 8.152 02/10/31 1,386,451
4,825,902 (a) Barnes Group Inc , Term Loan B, (TSFR1M + 2.500%) 6.152 01/27/32 4,832,948
6,788,000 (a) BCPE Empire Holdings, Inc., 10th Amendment Term Loan,
(TSFR1M + 3.500%)
7.152 12/29/32 6,790,104
3,097,159 (a) BCPE Empire Holdings, Inc., Term Loan B, (TSFR1M + 3.250%) 6.902 12/26/30 3,094,743
541,005 (a),( i ) Bleriot US Bidco Inc., Term Loan B, (TSFR3M + 2.250%) 5.950 10/17/30 543,188
3,277,319 (a) Brand Industrial Services Inc , Term Loan B, (TSFR3M + 4.500%) 8.164 08/01/30 2,855,036
5,855,650 (a),( i ) Centuri Group, Inc , Refinance Term Loan B, (TSFR1M + 2.000%) 5.665 07/09/32 5,876,877
14,586,221 (a) Chamberlain Group Inc , Term Loan B, (TSFR1M + 2.750%) 6.402 09/08/32 14,588,336
1,889,515 (a) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 6.182 03/18/30 1,896,015
2,560,771 (a) Columbus McKinnon Corporation, Term Loan B, (TSFR3M +
3.500%)
7.200 02/03/33 2,568,248
2,325,000 (a) CompoSecure Holdings LLC, Term Loan, (TSFR1M + 2.250%) 5.918 01/14/33 2,334,695
5,266,996 (a),( i ) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7.517 05/17/28 3,729,691
3,927,098 (a) Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 5.654 07/27/28 3,942,630
2,499,673 (a) Cornerstone Building Brands, Inc., Term Loan B, (TSFR3M +
3.250%)
7.024 04/12/28 1,555,471
3,624,941 (a) CP Atlas Buyer, Inc., Term Loan, (TSFR1M + 5.250%) 8.902 07/08/30 3,261,323
3,853,500 (a) Dycom Investments Inc , Term Loan B, (TSFR1M + 1.750%) 5.405 01/27/33 3,887,237
3,622,174 (a),( i ) Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%) 5.402 06/04/31 3,631,972
2,621,538 (a) Gibraltar Industries Inc , Term Loan B, (TSFR1M + 2.250%) 5.908 02/02/33 2,624,815
2,212,000 (a) Green Infrastructure Partners Inc , Term Loan B, (TSFR3M +
2.750%)
6.450 09/24/32 2,220,295

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 1,866,750 (a) INNIO Group Holding GmbH, Term Loan B, (TSFR3M +
2.000%)
5.660% 11/28/31 $ 1,874,049
1,356,955 (a),( i ),(j) Kaman Corporation, Delayed Draw Term Loan 1.000 02/26/32 1,364,357
11,796,305 (a),( i ) Kaman Corporation, Term Loan B, (TSFR3M + 2.250%) 5.950 02/26/32 11,860,654
2,673,155 (a),( i ) LSF12 Helix Parent LLC, Term Loan B, (TSFR1M + 3.500%) 7.152 02/10/33 2,677,846
0 (a) Madison IAQ LLC, Term Loan, (TSFR6M + 2.500%) 6.181 06/21/28 0
3,995,195 (a),( i ) Madison Safety & Flow LLC, First Lien Term Loan B, (TSFR1M +
2.500%)
6.154 09/26/31 4,009,099
956,686 (a) MI Windows and Doors, LLC, Term Loan B2, (TSFR1M +
2.750%)
6.402 03/28/31 942,608
0 (a) Oregon Tool Lux LP, (TSFR3M + 4.000%) 7.913 10/15/29 0
1,124,000 (a) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 9.002 10/15/29 1,134,363
392,742 (a),(j) Pinnacle Buyer LLC, Delayed Draw Term Loan 2.500 10/01/32 394,969
2,037,152 (a) Pinnacle Buyer LLC, Term Loan, (TSFR3M + 2.500%) 6.182 10/01/32 2,048,703
10,302,516 (a),( i ) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 5.902 01/31/32 10,322,812
8,490,548 (a),( i ) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 5.902 04/14/31 8,505,661
1,973,222 (a) QXO Inc , Term Loan B, (TSFR1M + 2.000%) 5.652 04/30/32 1,976,261
3,673,046 (a) Resideo Funding Inc., Incremental Term Loan, (TSFR3M +
2.000%)
5.674 08/13/32 3,683,772
9,407,750 (a),( i ) Resilience Parent LLC, First Lien Term Loan, (TSFR6M + 2.500%) 6.126 02/28/33 9,440,677
15,588,675 (a),( i ) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 2.750%) 6.377 04/30/30 15,739,184
3,826,250 (a) TK Elevator Midco GmbH, Term Loan B, (TSFR3M + 2.750%) 6.442 04/30/30 3,860,533
3,517,410 (a) TransDigm , Inc., Term Loan, (TSFR1M + 2.500%) 6.152 01/20/32 3,526,784
13,924,082 (a),( i ) TransDigm , Inc., Term Loan J, (TSFR1M + 2.500%) 6.152 02/28/31 13,960,563
4,029,428 (a) TransDigm , Inc., Term Loan K, (TSFR1M + 2.250%) 5.902 03/22/30 4,040,206
10,893,193 (a) TransDigm , Inc., Term Loan M, (TSFR1M + 2.500%) 6.152 08/19/32 10,924,075
5,926,000 (a),(k) TransDigm , Inc., Term Loan N, (TBD) TBD TBD 5,942,504
2,013,000 (a) Victory Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6.663 02/14/33 2,029,044
2,395,000 (a),(k) VSE Corp, (TBD) TBD TBD 2,408,975
TOTAL CAPITAL GOODS 212,396,692
COMMERCIAL & PROFESSIONAL SERVICES - 10.8% (6.7% of Total Investments)
15,080,531 (a) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 6.902 08/20/32 15,141,003
5,485,059 (a),( i ) Anticimex International AB, Term Loan, (SOFR90A + 2.900%) 6.560 11/17/31 5,507,932
5,134,751 (a) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.000%) 7.700 11/03/31 5,163,634
2,701,250 (a) CACI International, Inc., Incremental Term Loan B2, (TSFR1M +
1.750%)
5.402 03/09/33 2,714,756
5,330,248 (a),( i ) CoreLogic , Inc., Term Loan, (TSFR1M + 3.500%) 7.267 06/02/28 5,230,306
4,727,969 (a) Creative Artists Agency, LLC , Repriced Term Loan B, (TSFR1M
+ 2.500%)
6.152 10/01/31 4,747,330
12,943,000 (a) Dayforce , Inc., Term Loan, (TSFR3M + 3.000%) 6.663 02/04/33 12,242,460
5,688,000 (a),( i ) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 6.663 02/09/33 5,657,342
5,330,358 (a) Garda World Security Corporation, Term Loan B, (TSFR3M +
2.750%)
6.419 02/01/29 5,333,690
6,627,123 (a),( i ) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6.166 03/03/32 6,649,921
805,000 (a) Heritage Environmental Services, Inc., Term Loan B, (TSFR3M +
3.000%)
6.677 03/21/33 809,025
344,770 (a) Medical Solutions Holdings, Inc., First Lien Term Loan, (TSFR3M
+ 3.500%)
7.263 11/01/28 57,104
4,820,977 (a) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.750%) 6.433 12/31/32 4,854,121
2,203,477 (a) Openlane Inc , Term Loan B, (TSFR3M + 2.500%) 6.140 10/08/32 2,214,495
7,411,400 (a),( i ) PG Investment Company 59 S.a r.l ., Repriced Term Loan B,
(TSFR3M + 2.250%)
5.950 03/26/31 7,458,277
6,471,352 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR1M + 2.000%)
5.657 10/15/30 6,484,845
1,492,462 (a) Prime Security Services Borrower, LLC, Incremental Term Loan
B, (TSFR1M + 1.750%)
5.407 03/08/32 1,479,053
1,096,778 (a),( i ),(j) Pye -Barker Fire & Safety, LLC, Delayed Draw Term Loan, (N/A +
TSFR3M + 1.875%)
3.707 12/16/32 1,102,519
7,339,972 (a),( i ) Pye -Barker Fire & Safety, LLC, Term Loan, (TSFR3M + 2.500%) 6.163 12/16/32 7,378,397
5,189,148 (a) Reverb Buyer, Inc., Steerco Term Loan, (TSFR3M + 3.500%) 7.263 11/01/28 3,736,186
832,913 (a) Reworld Holding Corp, First Lien Term Loan B, (TSFR1M +
2.250%)
5.904 01/15/31 834,995

Portfolio of Investments April 30, 2026
(continued)
JFR

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 518,253 (a) Reworld Holding Corp, First Lien Term Loan C, (TSFR1M +
2.250%)
5.911% 01/15/31 $ 519,426
3,765,210 (a),( i ) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 5.902 11/30/28 3,775,019
3,189,247 (a) Reworld Holding Corp, Term Loan B1, (TSFR1M + 2.250%) 5.911 01/15/31 3,196,471
1,157,315 (a) Signal Parent, Inc , Term Loan B, (TSFR3M + 3.500%) 7.263 04/03/28 716,482
2,133,942 (a) Spin Holdco Inc., First Lien First Out Term Loan, (TSFR3M +
5.430%)
9.096 09/04/30 2,180,761
13,503,735 (a),( i ) Spin Holdco Inc., First Lien Second Out Term Loan, (TSFR3M +
4.000%)
7.928 09/04/30 9,553,892
3,205,002 (a) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 7.913 04/12/27 622,011
21,421,080 (a),( i ) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6.517 03/27/28 21,501,409
0 (a) XPLOR T1 LLC, Term Loan, (TSFR3M + 3.500%) 7.167 12/01/32 0
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 146,862,862
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.1% (2.5% of Total
Investments)
796,875 (a) Academy, Ltd., Term Loan, (TSFR1M + 3.750%) 7.517 11/08/27 799,198
6,598,083 (a) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.000%) 5.660 10/16/31 6,637,968
9,492,096 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6.163 11/08/32 9,538,655
598,485 (a) Dealer Tire Financial, LLC, Term Loan B4, (TSFR1M + 3.000%) 6.652 07/02/31 598,236
1 (a) Gulfside Supply Inc , Term Loan B, (TSFR3M + 3.000%) 6.700 06/17/31 1
3,149,631 (a) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.250%) 5.918 06/09/31 3,154,765
0 (a) Kodiak BP LLC, (TSFR3M + 3.750%) 9.500 12/04/31 0
3,004,394 (a) Les Schwab Tire Centers, Term Loan B, (TSFR3M + 2.500%) 6.173 04/23/31 3,009,412
3,241,000 (a),(k) Mister Car Wash Holdings Inc , (TBD) TBD TBD 3,258,226
2,871,087 (a) Mister Car Wash Holdings, Inc., Term Loan B, (TSFR1M +
2.250%)
5.902 03/27/31 2,874,174
1,976,048 (a) Park River Holdings Inc , Term Loan, (TSFR3M + 4.500%) 8.192 03/17/31 1,976,709
4,009,000 (a) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 7.652 08/18/32 4,030,308
4,992,426 (a) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6.267 10/20/28 4,925,752
7,692,524 (a) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6.152 01/30/31 7,712,756
2,625,000 (a) White Cap Buyer LLC, Incremental Term Loan B, (TSFR1M +
3.500%)
7.168 02/10/33 2,610,234
3,995,663 (a) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 6.918 10/29/29 3,983,536
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 55,109,930
CONSUMER DURABLES & APPAREL - 3.8% (2.3% of Total Investments)
6,908,833 (a) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
5.902 12/21/28 6,931,735
17,361,492 (a) AI Aqua Merger Sub, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6.161 07/31/28 17,425,122
4,081,341 (a),( i ) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6.267 05/30/28 4,105,257
989,975 (a) Hunter Douglas Inc., Term Loan B, (TSFR3M + 3.000%) 6.700 01/20/32 982,372
1,384,551 (a) MajorDrive Holdings IV LLC, Term Loan B, (TSFR3M + 4.000%) 7.961 06/01/28 1,324,746
106,676 (a) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11.314 06/29/28 100,382
2,596,725 (a) Somnigroup International Inc , Term Loan B, (SOFR30A +
2.250%)
5.900 10/24/31 2,611,877
337,140 (a) Topgolf Callaway Brands Corp., Term Loan B, (TSFR1M +
2.750%)
6.402 03/18/30 339,353
5,558,070 (a) Varsity Brands, Inc., First Lien Term Loan, (TSFR3M + 2.750%) 6.450 08/26/31 5,555,986
8,980,000 (a) Weber-Stephen Products LLC, Term Loan B, (TSFR3M +
3.750%)
7.442 10/01/32 8,768,117
3,192,825 (a) WH Borrower, LLC, Term Loan B, (TSFR3M + 4.500%) 8.156 02/20/32 3,201,318
TOTAL CONSUMER DURABLES & APPAREL 51,346,265
CONSUMER SERVICES - 13.8% (8.5% of Total Investments)
28,930,497 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M
+ 1.750%)
5.402 09/23/30 28,993,710
0 (a) Allwyn Entertainment Financing US LLC, Term Loan B, (TSFR3M
+ 2.000%)
5.669 06/11/31 0
2,355,663 (a) Alterra Mountain Company, Term Loan B8, (TSFR1M + 2.500%) 6.152 05/31/30 2,365,474
4,941,401 (a),( i ) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6.152 08/17/28 4,956,842

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 11,287,975 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5.902% 02/06/30 $ 10,982,296
3,920,000 (a) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 5.902 02/06/31 3,806,085
6,276,356 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6.402 01/31/31 5,909,566
2,385,000 (a) Catawba Nation Gaming Authority, Term Loan B, (TSFR3M +
4.750%)
8.413 03/29/32 2,401,707
6,557,276 (a) Churchill Downs Incorporated, Incremental Term Loan B1,
(TSFR1M + 1.750%)
5.402 03/17/28 6,573,669
6,715,750 (a),( i ) Delta 2 (LUX) S.a.r.l ., Term Loan B1, (TSFR3M + 1.750%) 5.450 09/19/31 6,737,576
2,907,482 (a) Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.500%)
7.200 06/25/29 2,927,485
12,630,709 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 6.902 01/29/29 12,543,873
2,469,355 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 2.000%) 5.700 06/04/32 2,460,873
23,582,188 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5.450 11/29/30 23,552,710
2,867,450 (a) GBT US III LLC, Term Loan B, (TSFR3M + 2.000%) 5.667 07/28/31 2,843,636
6,318,237 (a) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029),
(TSFR3M + 2.250%)
5.951 10/31/29 6,334,538
1,359,725 (a) Herschend Entertainment Company, LLC, Term Loan B,
(TSFR1M + 2.500%)
6.152 05/27/32 1,367,265
10,242,367 (a) Hilton Domestic Operating Company, Inc., Term Loan B4,
(TSFR1M + 1.750%)
5.404 11/08/30 10,303,668
2,154,112 (a) Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.000%)
5.652 08/02/28 2,158,356
2,731,923 (a) Houghton Mifflin Harcourt Publishing Company, Term Loan,
(TSFR3M + 5.250%)
9.013 04/09/29 2,241,406
18,478,912 (a) IRB Holding Corp, Term Loan B, (TSFR1M + 2.500%) 6.154 12/16/30 18,548,208
11,149,081 (a) Light and Wonder International, Inc., Term Loan B, (TSFR1M +
2.000%)
5.653 04/16/29 11,169,986
5,993,263 (a) Motion Finco Sarl , Term Loan B, (TSFR3M + 3.500%) 7.200 11/30/29 5,326,513
6,131,887 (a) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 6.674 04/04/29 6,046,286
4,357,999 (a) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M
+ 2.000%)
5.652 12/04/31 4,319,866
598,473 (a) Station Casinos LLC, Term Loan B, (TSFR1M + 2.000%) 5.652 03/14/31 600,702
1,347,492 (a),( i ) TKO Worldwide Holdings, LLC, Term Loan, (TSFR3M + 2.000%) 5.664 11/21/31 1,352,640
TOTAL CONSUMER SERVICES 186,824,936
ENERGY - 4.3% (2.6% of Total Investments)
3,522,458 (a) BCP Renaissance Parent LLC, Term Loan B3, (TSFR3M +
2.250%)
5.950 10/31/31 3,520,697
5,306,000 (a),( i ) EG America LLC, Term Loan B, (TSFR1M + 3.250%) 6.902 02/10/31 5,317,938
19,721,857 (a) Freeport LNG Investments, LLLP, Term Loan B, (TSFR3M +
3.250%)
6.925 01/31/33 19,777,374
9,049,917 (a),( i ) New Fortress Energy Inc , Incremental Term Loan B, (Prime +
6.500%)
13.250 10/30/28 5,917,243
4,862,748 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B,
(TSFR1M + 2.250%)
5.904 10/05/28 4,884,704
4,639,872 (a),( i ) TransMontaigne Operating Company L.P., Term Loan B,
(TSFR1M + 2.250%)
5.902 03/18/30 4,659,197
2,750,000 (a),(k) Traverse Midstream Partners LLC, (TBD) TBD TBD 2,757,741
5,122,767 (a) Traverse Midstream Partners LLC, Term Loan, (TSFR3M +
2.500%)
6.163 02/16/28 5,136,214
5,789,250 (a),( i ) Venture Global Calcasieu Pass, LLC, Term Loan B, (TSFR6M +
3.250%)
6.937 04/11/33 5,814,578
TOTAL ENERGY 57,785,686
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0% (0.0% of Total
Investments)
745,266 Office Properties Income Trust 12.000 05/04/26 763,898
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 763,898
FINANCIAL SERVICES - 2.0% (1.2% of Total Investments)
1,181,030 (a) AAL Delaware Holdco, Inc., Term Loan, (TSFR1M + 2.750%) 6.402 07/30/31 1,187,998
2,373,374 (a) Aragorn Parent Corporation, Repriced Term Loan B, (TSFR3M
+ 3.500%)
7.163 12/15/28 2,386,238
4,851,721 (a) Beach Acquisition Bidco LLC, Term Loan B, (TSFR3M + 3.250%) 6.950 09/13/32 4,880,540
4,548,456 (a) Colossus Acquireco LLC, Term Loan B, (SOFR90A + 1.750%) 5.380 07/30/32 4,554,141

Portfolio of Investments April 30, 2026
(continued)
JFR

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 4,526,994 (a),(d),(h) Ditech Holding Corporation, Term Loan 0.000% 06/30/27 $ 453
3,961,250 (a),(k) Jupiter Borrower Inc , (TBD) TBD TBD 3,981,056
1,091,001 (a) Kestra Advisor Services Holdings A, Inc., Repriced Term Loan,
(TSFR1M + 3.000%)
6.652 03/24/31 1,094,410
1,300,171 (a) NCR Atleos LLC, Term Loan B, (TSFR3M + 3.000%) 6.686 04/16/29 1,301,387
1,896,429 (a) Orion Advisor Solutions, Inc., Term Loan B, (TSFR3M + 2.750%) 6.413 09/09/30 1,897,225
1,933,000 (a) Orion US Finco Inc., First Lien Term Loan, (TSFR3M + 3.500%) 7.169 10/12/32 1,933,909
3,708,583 (a) WEX Inc., Term Loan B2, (TSFR1M + 1.750%) 5.402 04/03/28 3,714,869
TOTAL FINANCIAL SERVICES 26,932,226
FOOD, BEVERAGE & TOBACCO - 2.8% (1.8% of Total Investments)
4,783,605 (a) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 6.767 12/08/28 4,803,027
1,585,702 (a) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 10.672%, PIK 7.000%)
10.673 09/30/30 237,855
358,314 (a) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 10.672%, PIK 7.000%)
10.673 09/30/30 161,241
3,629,072 (a) Fiesta Purchaser, Inc., Repriced Term Loan, (TSFR1M + 2.750%) 6.402 02/12/31 3,585,796
6,977,513 (a) Froneri Lux Finco Sarl , Term Loan, (TSFR6M + 2.250%) 5.877 09/30/32 6,940,078
2,151,790 (a) Froneri Lux Finco Sarl , Term Loan B4, (TSFR6M + 2.250%) 5.877 09/30/31 2,139,212
2,316,000 (a) Naked Juice LLC, FLFO Term Loan, (TSFR3M + 5.500%) 9.200 01/24/29 2,314,159
5,830,171 (a) Pegasus BidCo BV, Repriced Term Loan B, (TSFR3M + 2.750%) 6.403 07/12/29 5,864,802
9,926,250 (a) Primo Brands Corporation, Term Loan B, (TSFR3M + 2.750%) 6.432 03/31/31 10,000,300
129,310 (a),(j) Sauer Brands Inc , Delayed Draw Term Loan 3.000 02/19/32 129,957
1,360,409 (a) Savor Acquisition, Inc., Term Loan B, (TSFR3M + 3.000%) 6.663 02/19/32 1,367,212
1,090,875 (a) Wayne Sanderson Farms LLC, Repriced Term Loan B, (TSFR1M
+ 2.000%)
5.652 05/21/32 1,092,239
TOTAL FOOD, BEVERAGE & TOBACCO 38,635,878
HEALTH CARE EQUIPMENT & SERVICES - 12.2% (7.5% of Total Investments)
3,327,957 (a) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 9.402 12/23/27 3,153,240
6,679,753 (a) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.250%) 5.902 09/20/32 6,713,853
5,294,910 (a) Bausch & Lomb Corporation, Repriced Term Loan, (TSFR1M +
3.750%)
7.402 01/15/31 5,332,160
10,494,757 (a) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 7.800 10/01/27 10,335,184
14,448,155 (a) Global Medical Response, Inc., Term Loan B, (TSFR1M +
3.500%)
7.157 09/20/32 14,519,673
2,052,294 (a) Insulet Corporation, Term Loan, (TSFR1M + 2.000%) 5.652 08/04/31 2,072,817
8,113,153 (a),( i ) LifePoint Health, Inc., First Lien Term Loan B, (TSFR3M +
3.750%)
7.423 05/19/31 8,090,355
425,922 (a) LifePoint Health, Inc., Incremental Term Loan B1, (TSFR3M +
3.500%)
7.177 05/19/31 424,126
4,321,550 (a) Lumexa Imaging, Inc., Term Loan B, (TSFR3M + 3.000%) 6.700 12/17/32 4,346,529
5,563,872 (a) Medline Borrower, LP, Incremental Term Loan B, (TSFR1M +
1.750%)
5.402 10/23/30 5,591,942
6,326,789 (a) Medline Borrower, LP, Term Loan B, (TSFR1M + 1.750%) 5.402 10/23/28 6,355,892
3,435,000 (a),( i ) National Mentor Holdings, Inc., First Lien Term Loan B,
(TSFR1M + 6.000%)
9.652 12/12/30 3,454,683
2,714,000 (a) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M +
3.250%)
6.950 08/06/32 2,736,336
7,775,734 (a),( i ) Opal Bidco SAS, First Lien Term Loan B, (TSFR3M + 3.000%) 6.700 04/23/32 7,816,246
1,823,610 (a) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.500%) 6.161 03/17/31 1,830,238
14,080,028 (a) Phoenix Guarantor Inc , Term Loan B, (TSFR1M + 2.500%) 6.152 02/21/31 14,143,951
6,817,246 (a) Radiology Partners Inc , Term Loan, (TSFR3M + 4.500%) 8.200 06/30/32 6,721,396
1,960,262 (a) Resonetics , LLC, Repriced Term Loan B, (TSFR3M + 2.750%) 6.420 06/18/31 1,969,456
4,605,250 (a),(k) Select Medical Corp, (TBD) TBD TBD 4,628,276
411,062 (a) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 3.250%), (cash 9.461%, PIK 1.000%)
5.231 06/28/28 415,173
10,177,744 (a) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 2.500%), (cash 7.461%, PIK 1.500%)
4.481 06/28/28 10,075,967
4,184,983 (a) Star Parent Inc., Term Loan B, (TSFR3M + 4.000%) 7.700 09/30/30 4,191,533
23,721,765 (a),( i ) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.152 12/19/30 23,812,501
10,151,433 (a) Team Health Holdings, Inc., Repriced Term Loan B, (TSFR3M +
4.000%)
7.663 06/30/28 10,179,197

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 3,010,365 (a) Upstream Newco , Inc., Term Loan, (TSFR3M + 4.250%), (cash
8.187%, PIK 1.500%)
8.187% 11/20/29 $ 2,808,821
3,981,055 (a) Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%) 7.652 10/29/31 3,893,969
32,161 (a),(d) Vyaire Medical Inc 0.000 06/14/27 3
1,403,005 (a),(d),(h) Vyaire Medical Inc , (TSFR3M + 4.750%) 0.000 04/16/25 140
TOTAL HEALTH CARE EQUIPMENT & SERVICES 165,613,657
HOUSEHOLD & PERSONAL PRODUCTS - 0.2% (0.1% of Total Investments)
2,573,127 (a) VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M +
3.500%)
7.461 05/16/28 2,571,531
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,571,531
INSURANCE - 10.1% (6.2% of Total Investments)
8,474,625 (a) Acrisure , LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6.652 11/06/30 8,362,336
5,780,986 (a) Alera Group, Inc., Term Loan B, (TSFR1M + 2.750%) 6.402 05/28/32 5,725,576
19,244,339 (a) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6.152 09/19/31 19,235,294
3,635,047 (a) AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.000%) 5.652 01/30/32 3,636,320
7,940,000 (a) Asurion LLC, Term Loan B13, (TSFR3M + 4.250%) 7.913 09/19/30 7,954,173
6,599,385 (a) Asurion LLC, Term Loan B14, (TSFR3M + 3.750%) 7.413 02/23/33 6,503,859
23,515,061 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6.152 06/16/31 23,394,311
3,630,500 (a) Evertec Group, LLC, Term Loan B, (TSFR1M + 2.250%) 5.902 10/15/30 3,644,114
20,051,649 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5.922 06/20/30 20,123,334
2,166,758 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5.652 09/15/31 2,176,238
7,043,888 (a) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6.152 07/31/31 7,002,293
1 (a) Trucordia Insurance Holdings LLC, (TSFR1M + 3.250%) 6.918 06/17/32 0
12,554,718 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
6.450 05/06/31 12,491,944
5,742,527 (a) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 5.950 09/27/30 5,755,534
10,727,332 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 5.950 11/23/29 10,752,220
TOTAL INSURANCE 136,757,546
MATERIALS - 6.8% (4.2% of Total Investments)
3,667,847 (a) Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%) 6.402 08/19/30 3,686,187
4,935,481 (a) Berlin Packaging LLC, Term Loan B7, (TSFR3M + 3.250%) 6.941 06/09/31 4,870,086
3,529,437 (a) Charter NEX US, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6.161 12/02/30 3,534,520
11,599,983 (a) Clydesdale Acquisition Holdings Inc , Term Loan B, (TSFR1M +
3.250%)
6.902 04/01/32 10,793,552
6,464,125 (a) Clydesdale Acquisition Holdings Inc , Term Loan B, (TSFR1M +
3.175%)
6.827 04/13/29 6,184,972
407,947 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M +
2.000%)
5.663 06/12/31 409,148
2,644,518 (a) Fortis 333, Inc., Term Loan B, (TSFR1M + 3.500%) 7.152 04/02/32 2,614,211
2,250,000 (a) Graham Packaging Company Inc., Term Loan B, (TSFR1M +
2.250%)
5.902 01/26/33 2,248,594
5,854,053 (a),( i ) Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.250%) 6.902 02/19/30 5,466,222
3,524,369 (a),( i ) Ineos US Finance LLC, Term Loan B, (TSFR1M + 2.500%) 6.252 11/09/28 3,478,552
1,144,000 (a),(k) INEOS US Petrochem LLC, (TBD) TBD TBD 1,010,535
12,353 (a) Klockner-Pentaplast of America, Inc., Term Loan, (TSFR3M +
3.500%), (cash 5.663%, PIK 5.000%)
5.332 01/30/31 10,802
9,457,695 (a) Nouryon Finance B.V., Term Loan B1, (TSFR6M + 3.250%) 6.936 04/03/28 9,416,317
635,468 (a) Nouryon Finance B.V., Term Loan B2, (TSFR6M + 3.250%) 6.937 04/03/28 632,888
0 (a) ProAmpac PG Borrower LLC, (TSFR3M + 4.000%) 7.662 09/15/28 0
6,042,000 (a) Proampac PG Borrower LLC, Term Loan B, (TSFR1M + TSFR3M
+ 4.000%)
7.658 02/22/33 5,916,629
8,205,815 (a) Qnity Electronics Inc , Term Loan B, (TSFR1M + 2.000%) 5.652 11/01/32 8,248,567
2,351,108 (a) SCIH Salt Holdings Inc., Repriced Term Loan B, (TSFR6M +
2.750%)
6.350 01/31/29 2,361,206
2,890,000 (a) Solstice Advanced Materials Inc , Term Loan B, (TSFR3M +
1.750%)
5.413 10/29/32 2,913,944
4,445,381 (a) SupplyOne , Inc , Term Loan B, (TSFR1M + 3.500%) 7.152 04/21/31 4,466,675
12,762,974 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6.902 03/03/31 12,245,818
183,444 (a) USALCO, LLC, Delayed Draw Term Loan, (TSFR1M + 3.500%) 7.154 09/30/31 183,697

Portfolio of Investments April 30, 2026
(continued)
JFR

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 1,131,589 (a) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7.154% 09/30/31 $ 1,133,145
TOTAL MATERIALS 91,826,267
MEDIA & ENTERTAINMENT - 9.6% (5.9% of Total Investments)
0 (a) Advantage Sales & Marketing Inc , (TSFR3M + 4.250%) 8.163 10/28/27 0
4,242,181 (a),( i ) Advantage Sales & Marketing, Inc., First Out Term Loan,
(TSFR3M + 6.000%)
9.930 04/18/30 3,483,912
2,354,308 (a) Altice France S.A., Term Loan B11, (TSFR3M + 4.125%) 7.798 04/28/28 2,369,023
5,638,107 (a) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 8.736 10/31/28 5,673,345
9,681,788 (a) Altice France S.A., Term Loan B13, (TSFR3M + 5.375%) 9.048 05/14/29 9,752,900
12,852,636 (a),(k) Altice France S.A., Term Loan B14, (TBD) TBD TBD 13,116,693
3,217,173 (a) Cengage Learning, Inc., Term Loan B, (TSFR1M + 3.000%) 6.653 03/24/31 3,157,012
1,445,661 (a) Century De Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6.663 10/30/30 1,425,103
4,730,295 (a) Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.250%)
5.926 05/24/30 4,756,051
14,291,052 (a) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
7.767 08/23/28 14,364,008
4,759,246 (a) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7.300 06/18/29 4,490,349
11,876,522 (a) Crown Finance US, Inc., Term Loan B, (TSFR1M + 4.500%) 8.157 12/02/31 11,886,439
4,206,622 (a) CSC Holdings, LLC, Term Loan B5, (Prime + 1.500%) 8.250 04/15/27 3,725,869
915,250 (a),(k) DirecTV Financing, LLC, Term Loan, (TBD) TBD TBD 919,039
439,000 (a) E.W. Scripps Company (The), Term Loan B2, (TSFR1M +
5.750%)
9.525 06/30/28 442,841
2,328,464 (a) E.W. Scripps Company (The), Term Loan B3, (TSFR1M +
3.350%)
7.125 11/30/29 2,299,358
3,334,489 (a) iHeartCommunications , Inc., Term Loan, (TSFR1M + 5.775%) 9.542 05/01/29 3,257,796
1,572,181 (a) McGraw-Hill Global Education Holdings, LLC, First Lien Term
Loan B, (TSFR1M + 2.750%)
6.402 08/06/31 1,573,824
4,148,000 (a),( i ) NEP Group, Inc., Term Loan B, (TSFR1M + 4.500%) 8.152 10/17/31 3,752,924
2,327,000 (a),( i ) Neptune Bidco US Inc , Term Loan B, (TSFR3M + 5.000%) 8.769 02/03/33 2,283,520
5,269,250 (a),( i ) Nexstar Broadcasting, Inc., Term Loan B7, (TSFR1M + 2.750%) 6.409 03/21/33 5,272,148
8,082,250 (a),(k) OAK-Eagle Acquireco Inc , (TBD) TBD TBD 8,094,373
2,580,878 (a) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6.673 02/10/31 2,594,854
6,356,718 (a),( i ) Radiate Holdco, LLC, FLFO Term Loan, (TSFR1M + 5.000%),
(cash 7.287%, PIK 1.500%)
7.152 09/25/29 5,807,561
5,056,552 (a),( i ) Sinclair Television Group Inc., Term Loan B6, (TSFR1M +
3.300%)
7.067 12/31/29 4,614,129
4,393,046 (a) Sunrise Financing Partnership, Term Loan AAA, (TSFR6M +
2.470%)
6.099 02/17/32 4,401,723
7,181,806 (a) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
6.931 12/11/28 6,628,807
TOTAL MEDIA & ENTERTAINMENT 130,143,601
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5% (5.2% of Total
Investments)
3,685,000 (a),(k) Amneal Pharmaceuticals LLC, Term Loan, (TBD) TBD TBD 3,705,728
13,216,924 (a),( i ) Bausch Health Companies Inc., Term Loan B, (TSFR1M +
6.250%)
9.902 10/08/30 12,896,413
7,762,750 (a),(k) BioMarin Pharmaceutical Inc , (TBD) TBD TBD 7,794,306
1,985,000 (a) Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M
+ 2.750%)
6.387 01/27/32 1,992,037
5,353,062 (a),( i ) Genmab AS, Term Loan B, (TSFR3M + 3.000%) 6.700 12/13/32 5,392,862
1,617,250 (a),( i ) Grifols Worldwide Operations USA, Inc., Term Loan B, (TSFR6M
+ 2.500%)
6.187 04/14/33 1,622,878
31,404,750 (a),( i ) Hologic Inc., Term Loan B, (TSFR3M + 2.250%) 5.924 04/07/33 31,267,511
16,230,900 (a) Jazz Financing Lux S.a.r.l ., First Lien Term Loan B, (TSFR1M +
2.250%)
5.902 05/05/28 16,324,472
4,301,149 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5.902 05/19/31 4,304,913
27,740,850 (a) Parexel International Corporation, Repriced Term Loan B,
(TSFR1M + 2.750%)
6.402 12/12/31 27,775,526
1,592,635 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 5.652 04/20/29 1,593,964
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 114,670,610

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6% (0.4% of Total Investments)
$ 4,603,300 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M
+ 2.500%)
6.152% 01/31/30 $ 4,630,644
3,735,313 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B3,
(TSFR1M + 2.750%)
6.402 01/31/30 3,753,989
411,949 (a) Learning Care Group (US) No. 2 Inc., Term Loan B, (TSFR3M +
4.000%)
7.669 08/11/28 331,619
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 8,716,252
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7% (0.4% of Total
Investments)
7,607,861 (a) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M +
2.750%)
6.437 11/13/31 7,397,846
1,609,250 (a) MKS Instruments, Inc., Term Loan B, (TSFR1M + 1.750%) 5.407 02/04/33 1,616,797
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,014,643
SOFTWARE & SERVICES - 15.5% (9.5% of Total Investments)
6,236,611 (a) Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 2.500%) 6.200 02/03/31 6,193,734
4,834,037 (a) Asurion LLC, Second Lien Term Loan B4, (TSFR1M + 5.250%) 9.017 01/22/29 4,856,685
1,355,852 (a) Avalara, Inc , Term Loan, (TSFR3M + 2.750%) 6.450 03/29/32 1,332,721
2,723,040 (a) Avaya, Inc., Exit Term Loan, (TSFR1M + 3.750%), (cash 11.152%,
PIK 7.500%)
5.576 08/01/28 2,422,662
4,104,401 (a) BCPE Pequod Buyer Inc , Term Loan B, (TSFR1M + 2.750%) 6.402 11/25/31 4,068,118
17,257,465 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6.673 07/30/31 16,024,246
1,343,501 (a) CCC Intelligent Solutions Inc., Term Loan, (TSFR1M + 2.000%) 5.652 01/23/32 1,339,303
598,496 (a) Clearwater Analytics, LLC, Term Loan B, (TSFR1M + 2.000%) 5.652 04/21/32 599,244
5,998,226 (a),( i ) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
6.950 03/24/31 5,565,244
1,458,476 (a) Cloud Software Group, Inc., Term Loan B (2032), (TSFR3M +
3.250%)
6.950 08/13/32 1,353,422
1,562,056 (a) Cotiviti Corporation, 2nd Amendment Term Loan, (TSFR1M +
2.750%)
6.415 03/29/32 1,438,763
712,192 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6.415 05/01/31 656,107
10,637,987 (a) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 6.927 10/09/31 10,028,590
462,682 (a) Drake Software, LLC, Term Loan B, (TSFR3M + 4.250%) 7.950 06/26/31 437,234
4,752,377 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M +
2.500%)
6.152 10/09/29 4,673,464
1,002,390 (a) EP Purchaser, LLC, Term Loan B, (TSFR3M + 3.500%) 7.287 11/06/28 716,709
582,271 (a) EP Purchaser, LLC, Term Loan B, (TSFR3M + 4.500%) 8.287 11/06/28 385,548
13,850,736 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6.152 05/30/31 13,686,328
3,895,562 (a) Fortress Intermediate 3, Inc , Term Loan B, (TSFR1M + 3.000%) 6.661 06/27/31 3,880,953
9,227,125 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5.402 09/12/29 9,099,606
10,453,398 (a) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6.152 01/30/32 10,125,423
1,041,346 (a) Javelin Buyer, Inc., Term Loan, (TSFR3M + 2.750%) 6.413 12/08/31 1,013,682
4,690,952 (a) Kaseya Inc., First Lien Term Loan B, (TSFR3M + 3.250%) 6.913 03/22/32 4,280,493
3,147,314 (a) Marcel LUX IV SARL, Repriced Term Loan, (SOFR30A + 3.000%) 6.640 11/13/30 3,123,709
3,188,240 (a) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 6.652 03/01/29 2,817,607
11,344,711 (a) Mitchell International, Inc., Add-on Term Loan, (TSFR1M +
3.000%)
6.652 06/17/31 11,088,264
8,121,261 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5.402 01/31/30 7,925,498
16,972,940 (a),( i ) Peraton Corp., Term Loan B, (TSFR3M + 3.750%) 7.513 02/01/28 14,551,326
999,954 (a) Perforce Software, Inc., Add-on Term Loan, (TSFR1M + 4.750%) 8.402 03/24/31 647,160
2,301,808 (a) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
2.750%)
6.413 11/03/31 2,304,697
2,181,966 (a) Press Ganey Holdings, Inc., Repriced Term Loan B, (TSFR1M +
3.000%)
6.652 04/30/31 2,183,526
2,734,800 (a),( i ) Project Alpha Intermediate Holding, Inc., First Lien Term Loan
B, (TSFR3M + 3.250%)
6.950 10/28/30 2,160,492
7,558,065 (a) Proofpoint , Inc., Repriced Term Loan, (TSFR3M + 3.000%) 6.700 08/31/28 7,351,390
5,741,035 (a) Rackspace Finance, LLC, First Lien First Out Term Loan,
(TSFR1M + 6.250%)
10.025 05/15/28 5,719,506
15,815,120 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
6.525 05/15/28 8,051,240
2,907,055 (a) Rocket Software, Inc., Term Loan B, (TSFR1M + 3.750%) 7.402 11/28/28 2,779,639
2,880,820 (a) SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 5.652 05/09/31 2,884,407

Portfolio of Investments April 30, 2026
(continued)
JFR

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 2,601,427 (a) Synechron Inc , Term Loan B, (TSFR3M + 3.750%) 7.450% 10/03/31 $ 2,404,148
1 (a) Tempo Acquisition LLC, (TSFR1M + 1.750%) 5.423 08/31/28 0
17,103,541 (a) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6.163 02/10/31 16,532,796
230,000 (a),(k) Virtusa Corp, (TBD) TBD TBD 212,845
0 (a) Vision Solutions Inc , (TSFR3M + 4.000%) 7.928 04/24/28 0
1,106,006 (a) VS Buyer, LLC, Term Loan B, (TSFR3M + 2.250%) 5.913 04/14/31 1,095,295
1,854,209 (a) World Wide Technology Holding Co. LLC, Repriced Term Loan
B, (TSFR1M + 2.000%)
5.652 03/01/30 1,859,623
3,331,638 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6.402 09/28/29 3,299,705
7,079,903 (a) ZoomInfo LLC, Term Loan B, (TSFR1M + 1.750%) 5.402 02/28/30 6,531,246
TOTAL SOFTWARE & SERVICES 209,702,398
TECHNOLOGY HARDWARE & EQUIPMENT - 1.8% (1.1% of Total Investments)
12,606,894 (a) Delta TopCo , Inc., Term Loan B, (TSFR3M + 2.750%) 6.424 11/30/29 12,168,615
1,893,167 (a) Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%) 5.935 09/22/31 1,907,366
957,551 (a),( i ) SonicWall US Holdings Inc., Term Loan, (TSFR3M + 5.000%) 8.700 05/16/28 311,209
1,421,437 (a) Spectris Plc, Term Loan, (TSFR3M + 2.750%) 6.450 12/06/32 1,428,552
485,951 (a) ViaSat , Inc., Term Loan, (TSFR1M + 4.500%) 8.267 03/05/29 488,794
7,867,310 (a) ViaSat , Inc., Term Loan, (TSFR1M + 4.500%) 8.267 05/30/30 7,900,864
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 24,205,400
TELECOMMUNICATION SERVICES - 6.6% (4.1% of Total Investments)
8,273,100 (a) Cincinnati Bell, Inc., Term Loan B4, (TSFR1M + 2.250%) 5.902 11/24/28 8,281,994
3,551,758 (a) Connect Finco Sarl , Extended Term Loan B, (TSFR1M + 4.500%) 8.152 09/28/29 3,567,954
16,424,000 (a) Connect Holding II LLC, Delayed Draw Term Loan, (TSFR1M +
4.250%)
7.904 04/03/31 15,695,267
876,023 (a),(d) Cyxtera DC Holdings, Inc., Term Loan B 0.000 07/16/26 4,818
0 (a) Digicel International Finance Limited, Term Loan B, (TSFR1M +
5.250%)
8.911 08/09/32 0
1,391,000 (a),(k) Ensono Inc , (TBD) TBD TBD 1,343,671
3,020,000 (a) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 5.902 09/20/30 2,974,338
13,934,750 (a),( i ) Level 3 Financing Inc., Repriced Term Loan B4, (TSFR1M +
3.250%)
6.902 03/29/32 13,999,407
1,051,000 (a),(k) Patagonia Holdco LLC, (TBD) TBD TBD 841,709
11,402,000 (a),( i ) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6.684 12/07/26 9,773,623
6,625,276 (a) Windstream Services, LLC, Term Loan B, (TSFR1M + 4.000%) 7.652 10/06/32 6,650,121
25,889,518 (a),( i ) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 1.750%),
(cash 6.767%, PIK 0.500%)
3.633 03/11/30 25,864,147
TOTAL TELECOMMUNICATION SERVICES 88,997,049
TRANSPORTATION - 3.6% (2.2% of Total Investments)
3,500,000 (a) AGI-CFI Acquisition Corp., Term Loan B, (TSFR3M + 4.500%) 8.200 03/25/33 3,497,095
504,703 (a) Air Canada, Term Loan B, (TSFR3M + 1.750%) 5.413 03/21/31 504,893
6,718,739 (a) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 5.925 04/20/28 6,691,192
4,447,948 (a) Brown Group Holding, LLC, Incremental Term Loan B2,
(TSFR1M + TSFR3M + 2.500%)
6.160 07/01/31 4,476,771
6,288,948 (a) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%) 6.152 07/01/31 6,327,813
0 (a) First Student Bidco Inc , (TSFR1M + 2.500%) 6.200 08/15/30 0
3,599,030 (a),( i ) First Student Bidco Inc , Term Loan B, (TSFR3M + 2.250%) 5.950 08/15/30 3,605,022
658,533 (a),( i ) First Student Bidco Inc , Term Loan C, (TSFR3M + 2.250%) 5.950 08/15/30 659,629
2,315,000 (a),(k) GB AIT Buyer Inc , (TBD) TBD TBD 2,319,815
5,283,984 (a) Genesee & Wyoming Inc. (New), Term Loan B, (TSFR3M +
1.750%)
5.450 04/10/31 5,294,473
948,784 (a) Hertz Corporation, (The), Term Loan B, (TSFR3M + 3.500%) 7.425 06/30/28 749,539
187,726 (a) Hertz Corporation, (The), Term Loan C, (TSFR3M + 3.500%) 7.425 06/30/28 148,304
3,585,344 (a) KKR Apple Bidco , LLC, Term Loan, (TSFR1M + 2.500%) 6.152 09/23/31 3,592,479
1 (a) PODS, LLC, Term Loan B, (TSFR1M + 3.000%) 6.767 03/31/28 1
6,277,267 (a) Stonepeak Nile Parent LLC, Term Loan B, (TSFR3M + 2.250%) 5.919 04/09/32 6,305,735
2,895,925 (a) United Airlines, Inc., Term Loan B, (TSFR1M + 1.750%) 5.404 02/24/31 2,907,697
1,162,036 (a),( i ) WestJet Loyalty LP, Term Loan B, (TSFR3M + 2.750%) 6.450 02/14/31 1,137,162
TOTAL TRANSPORTATION 48,217,620

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.3% (2.1% of Total Investments)
$ 2,486,227 (a) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.000%) 5.673% 12/15/27 $ 2,490,118
2,787,477 (a),( i ) Cornerstone Generation LLC, Term Loan B, (TSFR3M + 2.250%) 5.913 08/11/32 2,798,432
586,978 (a) Hamilton Projects Acquiror , LLC , Repriced Term Loan B,
(TSFR1M + 2.500%)
6.152 05/30/31 591,216
1,883,461 (a) Invenergy Thermal Operating I LLC, Term Loan B, (SOFR90A +
2.750%)
6.380 05/06/32 1,901,118
122,500 (a) Invenergy Thermal Operating I LLC, Term Loan C, (SOFR90A +
2.750%)
6.380 05/06/32 123,649
3,665,000 (a),(k) NRG Energy Inc , (TBD) TBD TBD 3,682,867
5,736,464 (a),( i ) NRG Energy, Inc., Term Loan, (TSFR1M + TSFR3M + 1.750%) 5.414 04/16/31 5,755,165
9,045,500 (a) Talen Energy Supply, LLC, 2024-1 Incremental Term Loan,
(TSFR3M + 2.500%)
6.153 12/15/31 9,089,913
11,013,737 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.153 05/17/30 11,064,731
7,909,804 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR1M + 2.000%) 5.652 11/26/32 7,931,437
TOTAL UTILITIES 45,428,646
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,881,642,723) 1,871,856,543
SHARES DESCRIPTION MATURITY VALUE
525506 WARRANTS - 0.1% (0.0% of Total Investments) 525506
TELECOMMUNICATION SERVICES - 0.0% (0.0% of Total Investments)
17,849 Windstream Parent Inc 8/01/28 210,975
TOTAL TELECOMMUNICATION SERVICES 210,975
TRANSPORTATION - 0.1% (0.0% of Total Investments)
2,411 ACBL HLDG CORP 4/27/45 74,741
6,822 ACBL HLDG CORP 4/27/45 238,770
26,910 American Commercial Barge Line LLC 8/18/30 269
75,042 American Commercial Barge Line LLC 4/30/45 751
TOTAL TRANSPORTATION 314,531
TOTAL WARRANTS
(Cost $653,019) 525,506
TOTAL LONG-TERM INVESTMENTS
(Cost $2,104,680,838) 2,088,584,229
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  8.2%(5.1% of Total Investments)
INVESTMENT COMPANIES - 8.2% (5.1% of Total Investments) –
111,569,566 BlackRock Liquidity Funds T-Fund 4.517(l) 111,569,566
TOTAL INVESTMENT COMPANIES
(Cost $111,569,566) 111,569,566
TOTAL SHORT-TERM INVESTMENTS
(Cost $111,569,566) 111,569,566
TOTAL INVESTMENTS - 162.4%
(Cost $2,216,250,404 ) 2,200,153,795
BORROWINGS - (38.2)% (m),(n) (517,200,000)
TFP SHARES, NET - (21.0)%(o) (284,061,319)
OTHER ASSETS & LIABILITIES, NET -  (3.2)% (44,521,050)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,354,371,426
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate

Portfolio of Investments April 30, 2026
(continued)
JFR

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $144,888,513 or 6.6% of Total Investments.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(f) Perpetual security. Maturity date is not applicable.
(g) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
0.1% of Total Investments.
(h) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
( i ) Portion of investment purchased on a delayed delivery basis.
(j) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(k) When-issued or delayed delivery security.
(l) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(m) Borrowings as a percentage of Total Investments is 23.5%.
(n) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(o) TFP Shares, Net as a percentage of Total Investments is 12.9%.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
JFR
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 2,928,045 $ – $ 2,928,045
Common Stocks 7,305,351 4,552,513 578,637 12,436,501
Corporate Bonds – 198,862,341 632,573 199,494,914
Exchange-Traded Funds 1,002,800 – – 1,002,800
Preferred Stock – 339,920 – 339,920
Variable Rate Senior Loan Interests – 1,871,851,129 5,414 1,871,856,543
Warrants – 525,506 – 525,506
Short-Term Investments:
Investment Companies 111,569,566 – – 111,569,566
Total $ 119,877,717 $ 2,079,059,454 $ 1,216,624 $ 2,200,153,795
JFR
Level 3
Common
Stocks
Variable Rate
Senior Loan
Interests Corporate Bonds Warrants
Balance at the beginning of period $595,629 $5,417 $- $25,830
Gains (losses):
Net realized gains (losses) 281,536 1,764 - -
Change in net unrealized appreciation (depreciation) (16,992) 12,016 47,381 (24,810)
Purchases at cost - - 585,192 144,218
Sales at proceeds (281,536) (30,064) - -
Net discounts (premiums) - 16,281 - -
Transfers into - - - -
Transfers (out of) - - - (1,020)
Balance at the end of period $578,637 $5,414 632,573 -
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end - $12,016 $47,381 -
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
JFR Common Stocks $5,992 Expected Recovery Recovery Proceeds $8.00 N/A
572,645 Enterprise Value Acquisition Cost $1,000.00 N/A
Variable Rate
Senior Loan
Interests
5,414 Broker-Dealer
Price Quotation(s)
Litigation Proceeds $0.55 N/A
Corporate Bond 632,573 Expected Recovery Recovery Proceeds $1,082.27 N/A
Total $1,216,624
Level 1
Level 2 Level 3
JFR Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Warrants $- $- $1,020 $- $- $(1,020)